EQUITY (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Schedule of information about share options outstanding and exercisable

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Options Outstanding		Options Exercisable
Number Outstanding on December 31, 2022 (in thousand)	Weighted Average Remaining Contractual Life	Number Exercisable on December 31, 2022 (in thousand)	Exercise Price
	Years		USD

822	2.07	822	0.0001
589	1.17	589	0.536
272	5.45	272	0.550
1,326	6.24	1,189	1.102
4,626	5.55	444	2.5
7,635		3,316

Schedule of number and weighted average exercise prices of share options

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	2022		2021
	Number of Options	Weighted Average Exercise Price	Number of Options	Weighted Average Exercise Price
	USD		USD
Options outstanding at the beginning of year:	8,067	1.72	6,755	1.57
Changes during the year:
Granted	1,470	2.50	1,569	2.34
Exercised	236	0.42	61	1.10
Forfeited	1,666	0.22	196	1.83
Options outstanding at end of year	7,635	1.76	8,067	1.72
Options exercisable at year-end	3,316	0.87	3,471	0.70